UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:212-716-6840

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND

350 Madison Avenue, 20th Floor
New York, New York 10017

May 18, 2023

Re:      ACAP Strategic Fund (the “Fund”) — Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP-ANN-0523

ACAP Strategic Fund

Financial Statements

(Unaudited)

For the Six Months Ended March 31, 2023

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2023

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $6,323,116,524)	$8,278,388,848
Purchased options, at fair value (cost $1,162,873,737)	1,091,337,080
Deposits at brokers for securities sold, not yet purchased	1,026,062,462
Receivable for investment securities sold	1,017,646,511
Unrealized appreciation on total return swap contracts	223,812,796
Cash and cash equivalents (including Euros of $4,678,850, with a cost of $4,678,850)	149,656,480
Cash collateral received for total return swap contracts	133,939,513
Interest receivable	6,609,508
Dividends receivable	2,580,308
Due from brokers (Japanese Yen of $37,827, with a cost of $37,827)	37,827
Other assets	90,000
Total assets	11,930,161,333
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $3,369,033,446)	3,220,313,787
Payable for investment securities purchased	1,086,941,679
Withdrawals payable	217,062,916
Due to brokers (including Canadian Dollars of $4,230, with a cost of $4,230 and Euros of $2,170,162, with a cost of $2,171,663)	133,808,076
Unrealized depreciation on total return swap contracts	92,179,112
Management fees payable	9,083,749
Stock loan fee payable	6,915,826
Dividends payable on securities sold, not yet purchased	3,691,951
Distribution and shareholder servicing fees payable	3,605,947
Variation margin payable	2,305,829
Written options, at fair value (premiums received $4,435,841)	818,690
Administration fees payable	745,668
Professional fees payable	236,594
Due to custodian (including Hong Kong Dollars of $131, with a cost of $131 and Japanese Yen of $602 with a cost of $602)	733
Miscellaneous expenses payable	2,013,831
Total liabilities	4,779,724,388
Net Assets	$7,150,436,945
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$469,587
Additional paid-in-capital	7,072,603,212
Total distributable earnings	77,364,146
Net Assets	$7,150,436,945

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	352,697,662	$16.26	$5,733,717,907
Class W	116,889,680	$12.12	$1,416,719,038

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2023 Fair Value
	Investments in Securities—115.77%
	Common Stocks—112.54%
	Brazil—0.24%
	Finance - Investment Banker / Broker—0.24%
1,471,308	XP Inc, Class A *	$17,464,426
	Total Brazil (cost $39,289,748)	$17,464,426

	Canada—0.66%
	Internet Application Software—0.66%
980,856	Shopify Inc, Class A * (a)	47,022,237
	Total Canada (cost $34,585,586)	$47,022,237

	China—12.74%
	B2B / E-Commerce—1.03%
9,650,899	Full Truck Alliance Co Ltd ADR *	73,443,341
	E-Commerce / Products—5.92%
2,196,219	Alibaba Group Holding Ltd ADR *	224,409,657
1,854,336	JD.com Inc ADR (a)	81,386,807
1,545,324	PDD Holdings Inc ADR *	117,290,092
		423,086,556

	Enterprise Software / Services—0.14%
15,104,903	Ming Yuan Cloud Group Holdings Ltd	9,678,745
	Entertainment Software—1.24%
1,001,871	NetEase Inc ADR	88,605,471
	Real Estate Management / Services—1.35%
5,120,576	KE Holdings Inc ADR *	96,471,652
	Schools—0.33%
616,334	New Oriental Education & Technology Group Inc ADR *	23,796,656
	Web Portals / ISP—2.73%
1,295,625	Baidu Inc ADR * (a)	195,535,725
	Total China (cost $895,067,724)	$910,618,146

	France—8.88%
	Aerospace / Defense - Equipment—7.17%
1,829,410	Airbus SE	245,026,704
1,802,548	Safran SA	267,396,970
		512,423,674
	Apparel Manufacturers—0.37%
41,106	Kering SA	26,795,768
	Textile - Apparel—1.34%
104,059	LVMH Moet Hennessy Louis Vuitton SE	95,463,558
	Total France (cost $508,567,474)	$634,683,000

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	Germany—2.09%
	Aerospace / Defense—1.24%
355,269	MTU Aero Engines AG	$89,007,450
	Athletic Footwear—0.85%
342,149	adidas AG	60,509,848
	Total Germany (cost $154,359,654)	$149,517,298

	Hong Kong—1.40%
	Casino Hotels—1.40%
15,002,000	Galaxy Entertainment Group Ltd	100,236,931
	Total Hong Kong (cost $91,215,627)	$100,236,931

	Israel—0.09%
	Applications Software—0.09%
336,493	JFrog Ltd *	6,628,912
	Total Israel (cost $13,009,055)	$6,628,912

	Japan—3.88%
	Audio / Video Products—3.52%
2,796,100	Sony Group Corp	251,793,963
	Web Portals / ISP—0.36%
9,165,145	Z Holdings Corp	25,672,598
	Total Japan (cost $204,246,758)	$277,466,561

	Netherlands—3.00%
	Semiconductor Equipment—3.00%
315,160	ASML Holding NV (a)	214,532,564
	Total Netherlands (cost $173,235,897)	$214,532,564

	Singapore—0.65%
	E-Commerce / Products—0.65%
534,727	Sea Ltd ADR *	46,280,622
	Total Singapore (cost $22,048,662)	$46,280,622

	Taiwan—4.24%
	Semiconductor Components - Integrated Circuits—4.24%
3,257,860	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	$303,046,137
	Total Taiwan (cost $236,214,532)	$303,046,137

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	United States—70.72%
	Aerospace / Defense—1.09%
105,641	TransDigm Group Inc (a)	$77,862,699

	Applications Software—4.21%
542,908	Confluent Inc, Class A *	13,067,796
477,128	Elastic NV *	27,625,711
615,864	Microsoft Corp (a)	177,553,591
197,581	PTC Inc *	25,335,812
1,200,495	Smartsheet Inc, Class A *	57,383,661
		300,966,571
	Athletic Equipment—0.27%
1,727,352	Peloton Interactive Inc, Class A *	19,588,172
	Building Products - Cement / Aggregate—1.31%
154,246	Martin Marietta Materials Inc (a)	54,766,585
228,594	Vulcan Materials Co (a)	39,217,587
		93,984,172
	Coatings / Paint—0.97%
307,191	Sherwin-Williams Co (a)	69,047,321
	Commercial Services - Finance—1.33%
334,528	Global Payments Inc	35,205,727
140,387	S&P Global Inc	48,401,226
182,542	TransUnion (a)	11,343,160
		94,950,113
	Commercial Services—0.22%
34,092	Cintas Corp (a)	15,773,687

	Communications Software—1.70%
1,301,200	RingCentral Inc, Class A * (a)	39,907,804
1,109,141	Zoom Video Communications Inc, Class A *	81,898,971
		121,806,775
	Computer Aided Design—7.14%
69,954	Altair Engineering Inc, Class A *	5,044,383
1,129,906	Cadence Design Systems Inc * (a)	237,381,952
694,112	Synopsys Inc * (a)	268,100,760
		510,527,095
	Computer Software—1.85%
670,987	Dynatrace Inc *	28,382,750
1,333,302	Twilio Inc, Class A * (a)	88,837,912
613,630	ZoomInfo Technologies Inc, Class A *	15,162,797
		132,383,459
	E-Commerce / Products—3.16%
2,187,340	Amazon.com Inc * (a)	225,930,349

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Services—4.60%
1,429,507	Expedia Group Inc * (a)	$138,705,064
1,390,045	Lyft Inc, Class A *	12,885,717
1,528,315	Marqeta Inc, Class A *	6,984,400
5,378,605	Uber Technologies Inc * (a)	170,501,779
		329,076,960
	Energy - Alternate Sources—0.08%
993,936	Stem Inc *	5,635,617
	Enterprise Software / Services—3.24%
751,698	BILL Holdings Inc *	60,992,776
1,349,254	SS&C Technologies Holdings Inc	76,192,373
5,395,787	UiPath Inc, Class A * (a)	94,750,020
		231,935,169
	Finance - Credit Card—4.85%
438,867	Mastercard Inc, Class A (a)	159,488,656
829,840	Visa Inc, Class A (a)	187,095,726
		346,584,382
	Finance - Other Services—1.38%
944,351	Intercontinental Exchange Inc (a)	98,486,366
	Human Resources—0.45%
162,745	Paylocity Holding Corp * (a)	32,350,451
	Internet Content - Entertainment—9.60%
3,240,156	Meta Platforms Inc, Class A * (a)	686,718,663
	Medical - Biomedical / Genetics—3.71%
1,549,936	Akero Therapeutics Inc * (a)	59,300,551
2,297,288	Allovir Inc *	9,051,315
629,028	BioCryst Pharmaceuticals Inc *	5,246,094
174,200	Blueprint Medicines Corp *	7,837,258
525,740	Caribou Biosciences Inc *	2,791,679
364,366	Cerevel Therapeutics Holdings Inc *	8,886,887
653,728	Certara Inc *	15,761,382
517,251	DICE Therapeutics Inc *	14,819,241
349,927	IGM Biosciences Inc *	4,807,997
735,912	Keros Therapeutics Inc *	31,423,442
352,583	Sarepta Therapeutics Inc * (a)	48,596,515
1,334,647	TG Therapeutics Inc *	20,073,091
913,297	Ultragenyx Pharmaceutical Inc * (a)	36,623,210
		265,218,662

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Drugs—0.39%
1,197,125	ORIC Pharmaceuticals Inc *	$6,823,613
672,115	PMV Pharmaceuticals Inc *	3,205,989
997,141	Rhythm Pharmaceuticals Inc *	17,788,995
		27,818,597
	Metal Processors & Fabrication—0.11%
501,992	Xometry Inc, Class A *	7,514,820
	Private Equity—0.35%
470,785	KKR & Co Inc	24,725,628
	REITS - Diversified—2.42%
358,795	American Tower Corp (a)	73,316,170
138,765	Equinix Inc (a)	100,055,116
		173,371,286
	Retail - Apparel / Shoes—1.34%
904,946	Ross Stores Inc	96,041,919
	Retail - Building Products—0.89%
316,907	Lowe’s Cos Inc	63,371,893
	Retail - Major Department Store—2.73%
2,491,143	TJX Companies Inc (a)	195,205,965
	Retail - Restaurants—1.60%
41,844	Chipotle Mexican Grill Inc * (a)	71,481,687
325,999	Yum! Brands Inc (a)	43,057,948
		114,539,635
	Semiconductor Components - Integrated Circuits—5.80%
1,332,360	Analog Devices Inc (a)	262,768,039
1,192,653	QUALCOMM Inc (a)	152,158,670
		414,926,709
	Semiconductor Equipment—3.93%
277,066	KLA Corp (a)	110,596,435
197,236	Lam Research Corp (a)	104,558,748
610,498	Teradyne Inc	65,634,640
		280,789,823
	Total United States (cost $3,564,010,330)	$5,057,132,958

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	Uruguay—3.95%
	Commercial Services - Finance—0.12%
520,148	Dlocal Ltd *	$8,436,801
	E-Commerce / Services—3.83%
208,084	MercadoLibre Inc * (a)	274,267,195
	Total Uruguay (cost $156,210,417)	$282,703,996
	Total Common Stock (cost $6,092,061,464)	$8,047,333,788

	Short-Term Securities—3.23%
	United States—3.23%
231,055,060	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.52% (a) (b)	$231,055,060
	Total United States (cost $231,055,060)	$231,055,060
	Total Short-Term Securities (cost $231,055,060)	$231,055,060
	Total Investments in Securities (cost $6,323,116,524) - 115.77%	$8,278,388,848
	Other Liabilities in Excess of Assets - (15.77%)	(1,127,951,903)
	Net Assets - 100.00%	$7,150,436,945

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2023. $230,523,748 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	March 31, 2023 Percentage of Net Assets (%)
Aerospace / Defense	2.33
Aerospace / Defense - Equipment	7.17
Apparel Manufacturers	0.37
Applications Software	4.30
Athletic Equipment	0.27
Athletic Footwear	0.85
Audio / Video Products	3.52
B2B / E-Commerce	1.03
Building Products - Cement / Aggregate	1.31
Casino Hotels	1.40
Coatings / Paint	0.97
Commercial Services - Finance	1.45
Commercial Services	0.22
Communications Software	1.70
Computer Aided Design	7.14
Computer Software	1.85
E-Commerce / Products	9.73
E-Commerce / Services	8.43
Energy - Alternate Sources	0.08
Enterprise Software / Services	3.38
Entertainment Software	1.24
Finance - Credit Card	4.85
Investments in Securities - By Industry	March 31, 2023 Percentage of Net Assets (%)
Finance - Investment Banker / Broker	0.24
Finance - Other Services	1.38
Human Resources	0.45
Internet Application Software	0.66
Internet Content - Entertainment	9.60
Medical - Biomedical / Genetics	3.71
Medical - Drugs	0.39
Metal Processors & Fabrication	0.11
Private Equity	0.35
Real Estate Management / Services	1.35
REITS - Diversified	2.42
Retail - Apparel / Shoes	1.34
Retail - Building Products	0.89
Retail - Major Department Store	2.73
Retail - Restaurants	1.60
Schools	0.33
Semiconductor Components - Integrated Circuits	10.04
Semiconductor Equipment	6.93
Short-Term Securities	3.23
Textile - Apparel	1.34
Web Portals / ISP	3.09
Total Investments in Securities	115.77%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		March 31, 2023 Fair Value
		Purchased Options—15.26%
		Equity Options—15.23%
		Equity Call Options—12.00%
		Australia—0.19%
		Enterprise Software / Services—0.19%
$30,024,000	2,502	Atlassian Corp, Class A, 6/16/2023, $120.00	$13,710,960
		Total Australia (cost $12,359,925)	$13,710,960

		Canada—0.37%
		Internet Application Software—0.37%
42,594,000	14,198	Shopify Inc, Class A, 6/16/2023, $30.00	26,337,290
		Total Canada (cost $17,832,946)	$26,337,290

		China—0.18%
		E-Commerce / Products—0.18%
31,778,500	9,778	JD.com Inc ADR, 9/15/2023, $32.50	12,809,180
		Total China (cost $10,198,738)	$12,809,180

		Taiwan—0.67%
		Semiconductor Components - Integrated Circuits—0.67%
141,505,000	20,215	Taiwan Semiconductor Manufacturing Co Ltd ADR, 5/19/2023, $70.00	47,606,325
		Total Taiwan (cost $38,368,657)	$47,606,325

		United States—10.59%
		Applications Software—0.90%
185,889,000	8,646	Microsoft Corp, 6/16/2023, $215.00	64,628,850
		Auto - Cars / Light Trucks—2.41%
97,416,000	12,177	Tesla Inc, 4/21/2023, $80.00	154,587,015
34,244,000	2,446	Tesla Inc, 7/21/2023, $140.00	17,843,570
			172,430,585
		Casino Hotels—0.67%
83,047,500	18,455	Las Vegas Sands Corp, 6/16/2023, $45.00	24,545,150
87,156,000	9,684	Wynn Resorts Ltd, 6/16/2023, $90.00	23,483,700
			48,028,850
		Commercial Services - Finance—0.13%
44,394,000	7,399	Block Inc, 6/16/2023, $60.00	9,581,705
		Communications Software—0.02%
20,184,500	5,767	RingCentral Inc, Class A, 7/21/2023, $35.00	1,441,750
		E-Commerce / Products—0.75%
397,926,500	41,887	Amazon.com Inc, 6/16/2023, $95.00	53,405,925
		E-Commerce / Services—1.93%
306,600,000	1,533	Booking Holdings Inc, 6/16/2023, $2,000.00	104,857,200
76,617,000	17,026	DoorDash Inc, Class A, 5/19/2023, $45.00	32,945,310
			137,802,510

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts		March 31, 2023 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Electronic Components - Semiconductors—0.42%
$69,244,000	9,892	Advanced Micro Devices Inc, 7/21/2023, $70.00	$30,071,680
		Enterprise Software / Services—0.39%
57,260,000	14,315	Alteryx Inc, Class A, 5/19/2023, $40.00	27,627,950
		Finance - Credit Card—0.99%
214,250,000	17,140	American Express Co, 6/16/2023, $125.00	70,873,900
		Hotels & Motels—0.67%
200,537,500	16,043	Hilton Worldwide Holdings Inc, 6/16/2023, $125.00	28,396,110
82,147,500	6,085	Marriott International Inc, Class A, 5/19/2023, $135.00	19,654,550
			48,050,660
		Internet Content - Entertainment—1.01%
352,962,000	19,609	Meta Platforms Inc, Class A, 5/19/2023, $180.00	72,455,255
		Medical - Drugs—0.00%
83,300,000	4,900	Johnson & Johnson, 6/16/2023, $170.00	235,200
		Multimedia—0.30%
78,280,000	9,785	Walt Disney Co, 6/16/2023, $80.00	21,037,750
		Total United States (cost $603,375,122)	$757,672,570
		Total Equity Call Options (cost $682,135,388)	$858,136,325

		Equity Put Options—3.23%
		United States—3.23%
		Communications Software—0.37%
168,172,500	19,785	Zoom Video Communications Inc, Class A, 6/16/2023, $85.00	26,610,825
		Enterprise Software / Services—0.68%
133,800,000	10,704	BILL Holdings Inc, 8/18/2023, $125.00	48,382,080
		Growth & Income - Large Cap—0.68%
1,261,251,000	36,558	SPDR S&P 500 ETF Trust, 6/16/2023, $345.00	6,105,186
1,142,480,000	28,562	SPDR S&P 500 ETF Trust, 9/15/2023, $400.00	42,814,438
			48,919,624
		Sector Fund - Technology—1.50%
3,504,816,000	146,034	Invesco QQQ Trust Series 1, 6/16/2023, $240.00	10,806,516
1,828,617,000	64,162	Invesco QQQ Trust Series 1, 9/15/2023, $285.00	51,072,952
965,671,200	30,951	Invesco QQQ Trust Series 1, 9/15/2023, $312.00	45,405,117
			107,284,585
		Total United States (cost $458,175,450)	$231,197,114
		Total Equity Put Options (cost $458,175,450)	$231,197,114
		Total Equity Options (cost $1,140,310,838)	$1,089,333,439

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			March 31, 2023 Fair Value
		Currency Put Options—0.03%
		United States—0.03%
		Currency—0.03%
			Counterparty
$340,712,947	340,712,947	USD / BRL, 6/16/2023, $5.75	Morgan Stanley & Co., Inc.	$1,774,296
611,713,752	611,713,752	USD / CNH, 6/16/2023, $7.45	Merrill Lynch Professional Clearing Corp	229,345
		Total United States (cost $22,562,899)		$2,003,641
		Total Currency Put Options (cost $22,562,899)		$2,003,641
		Total Purchased Options (cost $1,162,873,737)		$1,091,337,080
ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options – By Industry	March 31, 2023 Percentage of Net Assets (%)
Applications Software	0.90
Auto - Cars / Light Trucks	2.41
Casino Hotels	0.67
Commercial Services - Finance	0.13
Communications Software	0.39
Currency	0.03
E-Commerce / Products	0.93
E-Commerce / Services	1.93
Electronic Components - Semiconductors	0.42
Enterprise Software / Services	1.26
Purchased Options – By Industry	March 31, 2023 Percentage of Net Assets (%)
Finance - Credit Card	0.99
Growth & Income - Large Cap	0.68
Hotels & Motels	0.67
Internet Application Software	0.37
Internet Content - Entertainment	1.01
Medical - Drugs	0.00
Multimedia	0.30
Sector Fund - Technology	1.50
Semiconductor Components - Integrated Circuits	0.67
Total Purchased Options	15.26%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2023 Fair Value
	Securities Sold, Not Yet Purchased—45.04%
	Common Stocks—45.04%
	Canada—0.31%
	Investment Management / Advisory Services—0.06%
129,856	Brookfield Asset Management Inc, Class A	$4,248,888
	Medical - Drugs—0.01%
234,572	Canopy Growth Corp	410,564
	Private Equity—0.24%
519,425	Brookfield Corp	16,928,061
	Total Canada (proceeds $34,303,034)	$21,587,513

	China—1.60%
	Auto - Cars / Light Trucks—1.02%
1,709,801	Li Auto Inc ADR	42,659,535
1,479,232	NIO Inc ADR	15,546,728
1,387,992	XPeng Inc ADR	15,420,591
		73,626,854
	Internet Content - Information / Networks—0.51%
739,500	Tencent Holdings Ltd	36,344,066
	Metal - Aluminum—0.02%
6,610,800	China Zhongwang Holdings Ltd	1,414,804
	Retail - Drug Store—0.05%
1,281,400	Ping An Healthcare and Technology Co Ltd	3,241,881
	Total China (proceeds $110,015,390)	$114,627,605

	France—0.11%
	REITS - Regional Malls—0.11%
341,419	Klepierre SA	7,733,988
	Total France (proceeds $6,218,508)	$7,733,988

	Germany—1.26%
	Enterprise Software / Services—1.26%
713,234	SAP SE	89,934,091
	Total Germany (proceeds $94,139,579)	$89,934,091

	Hong Kong—0.71%
	Auto - Cars / Light Trucks—0.25%
14,152,000	Geely Automobile Holdings Ltd	18,208,422
	Electric - Integrated—0.18%
2,346,800	Power Assets Holdings Ltd	12,586,103
	Internet Content - Information / Networks—0.02%
82,760	Meituan, Class B	1,512,884
	Wireless Equipment—0.26%
12,123,600	Xiaomi Corp, Class B	18,687,452
	Total Hong Kong (proceeds $73,287,388)	$50,994,861

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	Israel—0.67%
	Auto / Truck Parts & Equipment - Original—0.44%
725,922	Mobileye Global Inc, Class A	$31,410,645
	Computer Data Security—0.23%
125,988	Check Point Software Technologies Ltd	16,378,440
	Total Israel (proceeds $36,852,841)	$47,789,085

	Japan—1.14%
	Auto - Cars / Light Trucks—1.14%
5,773,400	Toyota Motor Corp	81,553,776
	Total Japan (proceeds $79,216,364)	$81,553,776

	Netherlands—0.46%
	Semiconductor Components - Integrated Circuits—0.46%
177,229	NXP Semiconductors NV	33,048,778
	Total Netherlands (proceeds $33,789,217)	$33,048,778

	Switzerland—0.36%
	Medical - Drugs—0.36%
282,286	Novartis AG ADR	25,970,312
	Total Switzerland (proceeds $24,106,935)	$25,970,312

	Taiwan—0.36%
	Semiconductor Components - Integrated Circuits—0.36%
2,963,677	United Microelectronics Corp ADR	25,961,811
	Total Taiwan (proceeds $29,843,462)	$25,961,811

	United States—38.06%
	Advertising Agencies—0.44%
330,599	Omnicom Group Inc	31,188,710
	Advertising Services—0.46%
632,064	Interpublic Group of Cos Inc	23,538,063
146,774	Trade Desk Inc, Class A	8,940,004
		32,478,067
	Apparel Manufacturers—0.11%
1,520,786	Hanesbrands Inc	7,999,334
	Appliances—0.24%
131,869	Whirlpool Corp	17,409,345

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Applications Software—0.92%
1,224,009	C3.ai Inc, Class A	$41,089,982
53,823	ServiceNow Inc	25,012,625
		66,102,607
	Auto - Cars / Light Trucks—3.75%
1,294,211	Tesla Inc	268,497,014
	Cable / Satellite TV—0.63%
125,580	Charter Communications Inc, Class A	44,908,664
	Cellular Telecommunications—1.11%
547,881	T-Mobile US Inc	79,355,084
	Commercial Banks - Central US—0.22%
146,464	Cullen / Frost Bankers Inc	15,428,518
	Commercial Banks - Western US—0.03%
142,451	CVB Financial Corp	2,376,083
	Commercial Services - Finance—0.25%
504,071	H&R Block Inc	17,768,503
	Computer Data Security—1.00%
219,257	Qualys Inc	28,507,795
171,035	Rapid7 Inc	7,852,217
301,967	Zscaler Inc	35,278,805
		71,638,817
	Computer Software—2.12%
333,644	Akamai Technologies Inc	26,124,325
15,096	Bandwidth Inc, Class A	229,459
99,595	Braze Inc, Class A	3,442,999
607,749	Cloudflare Inc, Class A	37,473,803
354,467	Datadog Inc, Class A	25,755,572
164,779	Fastly Inc, Class A	2,926,475
338,767	SolarWinds Corp	2,913,396
426,537	Splunk Inc	40,896,368
291,492	Teradata Corp	11,741,298
		151,503,695
	Computers—0.04%
89,852	HP Inc	2,637,156
	Consulting Services—0.41%
152,108	Verisk Analytics Inc	29,183,441
	Consumer Products - Miscellaneous—1.07%
570,454	Kimberly-Clark Corp	76,566,336

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Cosmetics & Toiletries—0.74%
333,725	Colgate-Palmolive Co	$25,079,434
185,449	Procter & Gamble Co	27,574,412
		52,653,846
	Diversified Manufacturing Operations—0.36%
369,509	A O Smith Corp	25,551,547
	E-Commerce / Products—0.41%
850,876	Wayfair Inc, Class A	29,219,082
	E-Commerce / Services—0.06%
198,222	TripAdvisor Inc	3,936,689
	Electric - Distribution—0.42%
312,699	Consolidated Edison Inc	29,915,913
	Electric - Integrated—1.09%
161,081	Duke Energy Corp	15,539,484
211,736	Entergy Corp	22,812,437
415,681	PPL Corp	11,551,775
405,043	Southern Co	28,182,892
		78,086,588
	Electronic Components - Semiconductors—5.87%
466,634	GLOBALFOUNDRIES Inc	33,681,642
291,189	Marvell Technology Inc	12,608,484
624,823	NVIDIA Corp	173,557,085
1,075,883	Texas Instruments Inc	200,124,997
		419,972,208
	Electronic Forms—0.79%
146,494	Adobe Inc	56,454,393
	Enterprise Software / Services—0.39%
28,756	HubSpot Inc	12,329,135
1,839,288	Palantir Technologies Inc, Class A	15,541,984
		27,871,119
	Finance - Credit Card—0.15%
941,662	Western Union Co	10,499,531
	Food - Confectionery—0.25%
115,133	J M Smucker Co	18,118,480
	Food - Miscellaneous / Diversified—2.60%
929,689	Campbell Soup Co	51,114,301
993,888	Conagra Brands Inc	37,330,433
565,633	General Mills Inc	48,338,996
729,401	Kellogg Co	48,840,691
		185,624,421

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Internet Application Software—0.38%
313,725	Okta Inc	$27,055,644
	Internet Content - Entertainment—0.42%
2,683,573	Snap Inc, Class A	30,082,853
	Internet Infrastructure Software—0.20%
98,063	F5 Inc	14,286,798
	Investment Management / Advisory Services—1.64%
636,072	Invesco Ltd	10,431,581
946,338	T Rowe Price Group Inc	106,841,560
		117,273,141
	Medical - Biomedical / Genetics—0.75%
223,296	Amgen Inc	53,981,808
	Medical - Drugs—0.87%
399,098	Johnson & Johnson	61,860,190
	Networking Products—0.34%
458,261	Cisco Systems Inc	23,955,594
	Private Equity—0.06%
55,429	Ares Management Corp, Class A	4,624,996
	Real Estate Management / Services—0.23%
573,839	Anywhere Real Estate Inc	3,029,870
1,305,543	Cushman & Wakefield PLC	13,760,423
		16,790,293
	REITS - Health Care—0.12%
192,678	Ventas Inc	8,352,591
	REITS - Office Property—0.95%
655,644	Boston Properties Inc	35,483,453
472,653	Brandywine Realty Trust	2,235,649
871,413	Douglas Emmett Inc	10,744,522
393,104	Hudson Pacific Properties Inc	2,614,142
148,386	JBG SMITH Properties	2,234,693
381,235	SL Green Realty Corp	8,966,647
379,223	Vornado Realty Trust	5,828,658
		68,107,764
	REITS - Shopping Centers—0.79%
178,390	Federal Realty Investment Trust	17,630,284
804,835	Kimco Realty Corp	15,718,428
375,834	Regency Centers Corp	22,993,524
		56,342,236

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Storage—1.27%
78,568	Extra Space Storage Inc	$12,801,084
257,166	Public Storage	77,700,135
		90,501,219
	REITS - Warehouse / Industrial—0.47%
271,080	Prologis Inc	33,822,652
	Retail - Apparel / Shoes—0.02%
228,285	Chico’s FAS Inc	1,255,568
	Retail - Bedding—0.00%
83,140	Bed Bath & Beyond Inc	35,534
	Retail - Major Department Store—0.24%
1,060,032	Nordstrom Inc	17,246,721
	Retail - Miscellaneous / Diversified—0.19%
887,458	Sally Beauty Holdings Inc	13,826,596
	Retail - Regional Department Store—0.41%
1,048,489	Kohl’s Corp	24,681,431
257,349	Macy’s Inc	4,501,034
		29,182,465
	Retail - Restaurants—0.12%
252,510	Cheesecake Factory Inc	8,850,476
	Telephone - Integrated—1.07%
1,087,138	AT&T Inc	20,927,407
1,433,889	Verizon Communications Inc	55,763,943
		76,691,350
	Transport - Services—1.59%
1,147,633	C.H. Robinson Worldwide Inc	114,040,287
	Total United States (proceeds $2,847,260,728)	$2,721,111,967
	Total Common Stocks (proceeds $3,369,033,446)	$3,220,313,787
	Total Securities Sold, Not Yet Purchased (proceeds $3,369,033,446)	$3,220,313,787

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED(Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	March 31, 2023 Percentage of Net Assets (%)
Advertising Agencies	0.44
Advertising Services	0.46
Apparel Manufacturers	0.11
Appliances	0.24
Applications Software	0.92
Auto - Cars / Light Trucks	6.16
Auto / Truck Parts & Equipment - Original	0.44
Cable / Satellite TV	0.63
Cellular Telecommunications	1.11
Commercial Banks - Central US	0.22
Commercial Banks - Western US	0.03
Commercial Services - Finance	0.25
Computer Data Security	1.23
Computer Software	2.12
Computers	0.04
Consulting Services	0.41
Consumer Products - Miscellaneous	1.07
Cosmetics & Toiletries	0.74
Diversified Manufacturing Operations	0.36
E-Commerce / Products	0.41
E-Commerce / Services	0.06
Electric - Distribution	0.42
Electric - Integrated	1.27
Electronic Components - Semiconductors	5.87
Electronic Forms	0.79
Enterprise Software / Services	1.65
Finance - Credit Card	0.15
Food - Confectionery	0.25
Food - Miscellaneous / Diversified	2.60
Securities Sold, Not Yet Purchased - By Industry	March 31, 2023 Percentage of Net Assets (%)
Internet Application Software	0.38
Internet Content - Entertainment	0.42
Internet Content - Information / Networks	0.53
Internet Infrastructure Software	0.20
Investment Management / Advisory Services	1.70
Medical - Biomedical / Genetics	0.75
Medical - Drugs	1.24
Metal - Aluminum	0.02
Networking Products	0.34
Private Equity	0.30
Real Estate Management / Services	0.23
REITS - Health Care	0.12
REITS - Office Property	0.95
REITS - Regional Malls	0.11
REITS - Shopping Centers	0.79
REITS - Storage	1.27
REITS - Warehouse / Industrial	0.47
Retail - Apparel / Shoes	0.02
Retail - Bedding	0.00
Retail - Drug Store	0.05
Retail - Major Department Store	0.24
Retail - Miscellaneous / Diversified	0.19
Retail - Regional Department Store	0.41
Retail - Restaurants	0.12
Semiconductor Components - Integrated Circuits	0.82
Telephone - Integrated	1.07
Transport - Services	1.59
Wireless Equipment	0.26
Total Securities Sold, Not Yet Purchased	45.04%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		March 31, 2023 Fair Value
		Written Options—0.01%
		Equity Options—0.01%
		Equity Put Options—0.01%
		Australia—0.01%
		Enterprise Software / Services—0.01%
$30,024,000	2,502	Atlassian Corp, Class A, 6/16/2023, $120.00	$675,540
		Total Australia (premiums received $2,149,123)	$675,540

		United States—0.00%
		Enterprise Software / Services—0.00%
57,260,000	14,315	Alteryx Inc, Class A, 5/19/2023, $40.00	$143,150
		Total United States (premiums received $2,286,717)	$143,150
		Total Equity Put Options (premiums received $4,435,841)	$818,690
		Total Equity Options (premiums received $4,435,841)	$818,690
		Total Written Options (premiums received $4,435,841)	$818,690

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

 SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

Written Options - By Industry	March 31, 2023 Percentage of Net Assets (%)
Enterprise Software / Services	0.01
Total Written Options	0.01%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		March 31, 2023 Unrealized Appreciation / Depreciation***

	Swap Contracts—1.84%
	Total Return Swap Contracts - Appreciation—3.13%
	Australia—0.18%
	Commercial Banks Non-US—0.18%
$(16,411,870)	12/23/2024	Bank of Queensland Ltd	$4,972,225
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(65,845,433)	12/23/2024	Westpac Banking Corp	8,125,623
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$13,097,848

	Brazil—0.06%
	Commercial Services - Finance—0.06%
(7,814,540)	1/30/2026	Cielo SA	4,469,626
		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%**.
	Total Brazil		$4,469,626

	Japan—0.23%
	Audio / Video Products—0.12%
(35,311,907)	3/4/2024	Sharp Corp	8,682,085
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%**.
	Bicycle Manufacturing—0.01%
(25,275,974)	3/4/2024	Shimano Inc	455,072
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Shimano Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Computer Services—0.01%
(9,976,342)	3/4/2024	Ricoh Co Ltd	835,372
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	E-Commerce / Products—0.06%
$(7,195,062)	3/4/2024	Rakuten Group Inc	$4,168,426
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rakuten Group Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated—0.02%
(4,884,024)	3/4/2024	Chubu Electric Power Co Inc	568,668
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chubu Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(3,653,160)	3/4/2024	Tokyo Electric Power Co Holdings Inc	563,031
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			1,131,699
	Office Automation & Equipment—0.01%
(44,594,019)	3/4/2024	Canon Inc	831,637
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Photo Equipment & Supplies—0.00%
(7,852,303)	3/4/2024	Nikon Corp	21,270
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$16,125,561

	South Korea—0.10%
	Petrochemicals—0.10%
124,452,299	8/9/2023	LG Chem Ltd	7,505,901
		Agreement with Morgan Stanley, dated 08/09/2021 to receive the total return of the shares of LG Chem Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$7,505,901

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Spain—0.20%
	Building - Heavy Construction—0.20%
$33,514,943	2/26/2024	Cellnex Telecom SA	$14,133,376
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$14,133,376

	Taiwan—0.01%
	Semiconductor Components - Integrated Circuits—0.01%
(6,107,407)	3/4/2024	Novatek Microelectronics Corp	458,304
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.38%**.
	Total Taiwan		$458,304

	United Kingdom—0.14%
	Cosmetics & Toiletries—0.02%
(37,994,203)	2/26/2024	Unilever PLC	1,323,356
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Food - Retail—0.09%
(10,900,425)	12/11/2023	Marks & Spencer Group PLC	6,100,343
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Apparel / Shoes—0.03%
(12,748,183)	12/11/2023	Next PLC	2,340,352
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$9,764,051

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States—2.21%
	Web Portals / ISP—2.21%
$120,205,307	3/4/2024	Alphabet Inc, Class A	$158,258,129
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$158,258,129
	Total Return Swap Contracts - Appreciation ****		$223,812,796

	Total Return Swap Contracts - Depreciation—1.29%
	Australia—0.02%
	Commercial Banks Non-US—0.01%
(32,130,617)	12/23/2024	Commonwealth Bank of Australia	377,455
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Retail - Building Products—0.01%
(18,280,546)	12/23/2024	Wesfarmers Ltd	838,839
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$1,216,294

	Brazil—0.56%
	Finance - Other Services—0.18%
72,569,175	1/30/2026	B3 SA - Brasil Bolsa Balcao	12,736,560
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Retail - Discount—0.38%
81,733,261	1/30/2026	Magazine Luiza SA	26,969,267
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$39,705,827

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	China—0.01%
	Applications Software—0.01%
$104,996,334	7/11/2024	Glodon Co Ltd, Class A	$839,369
		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.
	Total China		$839,369

	Ireland—0.07%
	Commercial Services - Finance—0.07%
18,219,253	12/11/2023	Experian PLC	4,703,781
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Experian PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Ireland		$4,703,781

	Japan—0.20%
	Building Products - Air & Heating—0.03%
(18,445,973)	3/4/2024	Daikin Industries Ltd	1,948,082
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Daikin Industries Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.00%
(4,529,041)	3/4/2024	Konica Minolta Inc	456,939
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment—0.17%
(50,707,841)	3/4/2024	Advantest Corp	10,779,007
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(64,879,166)	3/4/2024	Tokyo Electron Ltd	1,131,642
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.
			11,910,649
	Total Japan		$14,315,670

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Netherlands—0.09%
	Music—0.09%
$(21,492,099)	2/26/2024	Universal Music Group NV	$6,503,987
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Universal Music Group NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$6,503,987

	Sweden—0.00%
	Auto - Cars / Light Trucks—0.00%
(601,207)	12/11/2023	Volvo Car AB, Class B	41,244
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.38%**.
	Total Sweden		$41,244

	Taiwan—0.01%
	Electronic Components - Miscellaneous—0.01%
(4,926,724)	3/4/2024	AUO Corp	746,505
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.95%**.
	Semiconductor Components - Integrated Circuits—0.00%
(3,483,243)	3/4/2024	United Microelectronics Corp	187,740
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.00%**.
	Total Taiwan		$934,245

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		March 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United States—0.33%
	Private Equity—0.33%
$209,157,950	3/4/2024	Carlyle Group Inc	$23,918,695
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$23,918,695
	Total Return Swap Contracts - Depreciation *****		$92,179,112
	Total Swap Contracts, net		$131,633,684

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.

**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of March 31, 2023.

***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	March 31, 2023 Percentage of Net Assets (%)
Applications Software	(0.01)
Audio / Video Products	0.12
Auto - Cars / Light Trucks	0.00
Bicycle Manufacturing	0.01
Building Products - Air & Heating	(0.03)
Building - Heavy Construction	0.20
Commercial Banks Non-US	0.17
Commercial Services - Finance	(0.01)
Computer Services	0.01
Cosmetics & Toiletries	0.02
E-Commerce / Products	0.06
Electric - Integrated	0.02
Electronic Components - Miscellaneous	(0.01)
Finance - Other Services	(0.18)
Swap Contracts - By Industry	March 31, 2023 Percentage of Net Assets (%)
Food - Retail	0.09
Music	(0.09)
Office Automation & Equipment	0.01
Petrochemicals	0.10
Photo Equipment & Supplies	0.00
Private Equity	(0.33)
Retail - Apparel / Shoes	0.03
Retail - Building Products	(0.01)
Retail - Discount	(0.38)
Semiconductor Components - Integrated Circuits	0.01
Semiconductor Equipment	(0.17)
Web Portals / ISP	2.21
Total Swap Contracts	1.84%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2023
Investment Income
Interest	$43,124,927
Dividends (net of foreign withholding tax of $1,095,038)	23,484,922
Other	4,000
Total investment income	66,613,849
Expenses
Management fees	51,973,519
Stock loan fees	38,436,559
Dividends on securities sold, not yet purchased	31,774,359
Distribution and shareholder servicing fees - Class A Shares	20,498,154
Administration fees	1,482,306
Transfer agent fees	921,056
Custody fees	532,374
Professional fees	465,474
Interest expense	333,427
Registration fees	127,631
Insurance expense	108,018
Trustees’ fees	57,500
Miscellaneous expense	2,118,822
Total expenses	148,829,199
Net investment loss	(82,215,350)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	(435,981,104)
Purchased options	(113,833,570)
Securities sold, not yet purchased	110,936,237
Written options	10,133,676
Total return swap contracts	(124,282,891)
Foreign currency transactions	(171,206)
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(553,198,858)
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	2,050,297,863
Purchased options	102,299,471
Securities sold, not yet purchased	(722,586,992)
Written options	3,617,151
Total return swap contracts	118,918,300
Foreign currency transactions	(66,792)
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	1,552,479,001
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	999,280,143
Net increase in net assets resulting from operations	$917,064,793

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
From operations:
Net investment loss	$(82,215,350)	$(281,014,749)
Net realized gain/(loss) from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	(553,198,858)	(1,104,872,704)
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swap contracts	1,552,479,001	(3,777,649,128)
Net increase/(decrease) in net assets resulting from operations	917,064,793	(5,163,536,581)
Distributions to shareholders:
Class A ($0.3984 per share)	—	(155,613,597)
Class W ($0.3984 per share)	—	(61,236,371)
Net decrease in net assets resulting from distributions to shareholders	—	(216,849,968)
From transactions in shares:
Proceeds from sales of shares
Class A	91,662,630	712,138,411
Class W	50,489,278	261,484,564
Total proceeds from sale of shares	142,151,908	973,622,975
Reinvestment of distributions
Class A	—	150,544,672
Class W	—	50,279,183
Total reinvestment of distributions	—	200,823,855
Payment for shares repurchased
Class A	(436,233,039)	(797,592,726)
Class W	(296,499,270)	(389,652,766)
Total payment for shares repurchased	(732,732,309)	(1,187,245,492)
Exchange of shares
Class A	(3,405,870)	(5,414,223)
Class W	3,405,870	5,414,223
Total exchange of shares	—	—
Net increase/(decrease) in net assets from transactions in shares	(590,580,401)	(12,798,662)
Net increase/(decrease) in net assets	326,484,392	(5,393,185,211)
Net assets at beginning of period	6,823,952,553	12,217,137,764
Net assets at end of period	$7,150,436,945	$6,823,952,553

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended March 31, 2023
Cash flows from operating activities
Net increase in net assets resulting from operations	$917,064,793
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investment securities	6,399,339,125
Purchases of long-term investment securities	(5,638,115,089)
Proceeds from long-term securities sold short, not yet purchased	4,118,699,731
Cover of long-term securities sold short, not yet purchased	(4,263,067,683)
Proceeds from sales of short-term investment securities	746,126,713
Purchases of short-term investment securities	(498,009,573)
Proceeds from sales of short-term purchased options	1,811,810,399
Purchases of short-term purchased options	(2,172,272,036)
Premiums received from short-term written options	34,730,394
Cover of short-term written options	(20,160,877)
Proceeds from swap contracts	(124,282,891)
Net realized (gain)/loss from investment activities, foreign currency transactions, written options, purchased options and total return swaps	553,198,858
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, written options, purchased options and total return swaps	(1,552,479,001)
Changes in assets and liabilities related to operations:
Decrease in deposits at brokers for securities sold, not yet purchased	454,285,097
Increase in receivable for investment securities sold	(493,575,338)
Increase in cash collateral received for total return swap contracts	(126,219,513)
Decrease in interest receivable	411,116
Increase in dividends receivable	(464,432)
Increase in due from brokers	(37,827)
Decrease in other assets	163,018
Decrease in variation margin receivable	4,995,384
Increase in payable for investment securities purchased	477,293,905
Increase in due to brokers	120,810,950
Decrease in management fees payable	(131,880)
Increase in stock loan fee payable	1,066,568
Decrease in dividends payable on securities sold, not yet purchased	(517,171)
Increase in distribution and shareholder servicing fees payable	7,630
Decrease in administration fees payable	(73,070)
Increase in professional fees payable	64,481
Decrease in due to custodian	(5,393,405)
Increase in miscellaneous expenses payable	846,181
Increase in variation margin payable	2,305,829
Net cash provided by operating activities	748,420,386

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

STATEMENT OF CASH FLOWS (concluded)

For the Six Months Ended March 31, 2023
Cash flows from financing activities
Net proceeds from sale of shares	142,151,908
Net change in withdrawals payable	(41,651,832)
Payment for shares repurchased	(732,732,309)
Net cash used in financing activities	(632,232,233)
Effect of exchange rate on cash	(237,998)
Net change in cash and cash equivalents and restricted cash	115,950,155
Cash and cash equivalents and restricted cash at beginning of period	33,706,325
Cash and cash equivalents and restricted cash at end of period	$149,656,480
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$531,021

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end management investment company and operates as a diversified company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon are registered with the SEC as an investment adviser. The Adviser also serves as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $50,000. Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest in Class A Shares. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to distribution and shareholder servicing fees and Selling Agents who do not charge a front end load may charge their clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower, in the aggregate, than a front end load). Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,200,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month).

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

1. Organization (continued)

Purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of shares at any time.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2023, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2023.

	Level 1	Level 2	Level 3	Balance March 31, 2023
Assets
Investment Securities
Common Stocks	$8,047,333,788	$—	$—	$8,047,333,788
Short-Term Securities	231,055,060	—	—	231,055,060
Purchased Options	1,089,333,439	2,003,641	—	1,091,337,080
Unrealized Appreciation on Total Return Swap Contracts	—	223,812,796	—	223,812,796
Total Assets	$9,367,722,287	$225,816,437	$—	$9,593,538,724

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$3,218,898,983	$1,414,804	$—	$3,220,313,787
Written Options	818,690	—	—	818,690
Unrealized Depreciation on Total Return Swap Contracts	—	92,179,112	—	92,179,112
Total Liabilities	$3,219,717,673	$93,593,916	$—	$3,313,311,589

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2023 the Fund held $144,314,477 in cash equivalents in a BNY Mellon overnight interest-bearing account, $663,153 in U.S. Dollars and $4,678,850 in foreign currency cash balances. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., as of March 31, 2023 the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with Authoritative Guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc., Merrill Lynch Professional Clearing Corp. and Goldman Sachs & Co. LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from brokers primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Due to brokers also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the fund’s swap instruments, as further discussed in Note 2.g.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2023, the amount of such cash collateral received was $133,939,513 and the amount of Variation Margin Payable was $2,305,829 as presented in the Statement of Assets and Liabilities. See also Note 12 below.

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2023, Management Fees totaled $51,973,519, included in the Statement of Operations, of which $9,083,749 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

4. Incentive Fee (continued)

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2023, there were no accrued Incentive Fees.

5. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2023, Distribution and Shareholder Servicing Fees amounted to $20,498,154 and is included in the Statement of Operations. At March 31, 2023, $3,605,947 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset- based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2023, administration fees amounted to $1,482,306, as presented in the Statement of Operations. At March 31, 2023, $745,668 of administration fees remained payable, as presented in the Statement of Assets and Liabilities, representing three months’ worth of such fees. Morgan Stanley Fund Services USA LLC (“MSFS”) also provides certain additional reporting (non-distribution) services to the Fund. In consideration for such services, the Fund pays MSFS an amount not anticipated to exceed .01% of the Fund’s average net assets per year.

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $57,500 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

8. Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term investment securities, for the six months ended March 31, 2023 amounted to $5,638,115,089 and $6,399,339,125, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased for the six months ended March 31, 2023 amounted to $4,118,699,731 and $4,263,067,683, respectively. For the six months ended March 31, 2023, there were no transactions of government securities.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2023, the average daily amount of such borrowings was $1,545,970 and the daily weighted average annualized interest rate was 2.18%. At March 31, 2023, the total amount of such borrowings was $2,174,392, presented as due to brokers in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended March 31, 2023 Shares		For the Year Ended September 30, 2022 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	376,625,711	138,889,663	383,225,892	149,786,389
Shares sold	6,150,300	4,617,064	33,862,979	16,934,826
Shares reinvested	—	—	6,312,145	2,855,149
Shares repurchased	(29,863,955)	(26,904,758)	(46,457,223)	(31,116,156)
Shares exchanged *	(214,394)	287,711	(318,082)	429,455
Net increase (decrease)	(23,928,049)	(21,999,983)	(6,600,181)	(10,896,726)
Shares at the end of the period	352,697,662	116,889,680	376,625,711	138,889,663

*	For the six months ended March 31, 2023 and year ended September 30, 2022, $3,405,870 and $5,414,223 represent the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2023, the Adviser and its affiliates own 12,487.735 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in publicly traded equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/ depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/ depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

In February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of Russian military action in the Ukraine, resulting sanctions and resulting future market disruptions, including declines in stock markets in Russia and elsewhere and the value of the ruble against the U.S. dollar, are impossible to predict, but have been and could continue to be significant. Any such disruptions caused by Russian military or other actions (including cyberattacks and espionage) or resulting from actual or threatened responses to such actions have caused and could continue to cause disruptions to portfolio companies located in Europe or that have substantial business relationships with European or Russian companies. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but have been and could continue to be substantial. Any such market disruptions could affect the operations of the Fund’s portfolio companies and, as a result, could have a material adverse effect on the Fund’s business, financial condition and results of operations.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness

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NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

of the issuer and general market liquidity (i.e., market risk). The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2023, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly- based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2023, the Fund held no positions of the above-mentioned investments.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2023, the fair value of the above-mentioned investments was $231,055,060 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults,

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Total Return Swaps (continued)

the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2023, the net amount of the fair value of the above-mentioned investments was $131,633,684 and is presented as unrealized appreciation on total return swap contracts and unrealized depreciation on total return swap contracts on the Statement of Assets and Liabilities.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2023, the net fair value of the above-mentioned investments was $1,088,514,749 and is presented as part of purchased options and as written options in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2023, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2023, the fair value of the currency options was $2,003,641 and is presented as part of purchased options in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

12. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty (a) fails to post collateral, (b) fails to comply with any restrictions or provisions, or (c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to not offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2023 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2023, as disclosed in the table below. The aggregate fair value of cash and securities posted as collateral as of March 31, 2023 was $230,523,748. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2023, no event occurred that triggered a credit-risk-related contingent feature.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets

	Gross Amount of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Offset	Net Amounts of Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash or Securities Collateral Received (a)
Total return swap contracts	$223,812,796	$(92,179,112)	$131,633,684	$—	$131,633,684	$—
Purchased options	$1,091,337,080	$—	$1,091,337,080	$—	$—	$1,091,337,080

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amount of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Offset	Net Amounts of Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash or Securities Collateral Pledged (a)
Total return swap contracts	$92,179,112	$(92,179,112)	$—	$—	$—	$—
Written options	$818,690	$—	$818,690	$—	$—	$818,690

(a)	As of March 31, 2023, the total amount of cash or securities collateral received/pledged is more than the amount reported due to over-collateralization. As of March 31, 2023 the amount of cash or securities collateral received from the counterparty is $133,939,513 and is included as part of cash collateral received for total return swap contracts in the Statement of Assets and Liabilities. The amount of cash or securities collateral pledged to the counterparty is $230,523,748. Securities collateral pledged to the counterparty is based off of notional exposure. The amount of collateral pledged to the counterparty is currently included in the Dreyfus Treasury Obligations Cash Management, Institutional investment, as noted within the Schedule of Investments.

The fair value of derivative instruments as of March 31, 2023 was as follows:

	Fair Value on the Statement of Assets and Liabilities
Asset derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$223,812,796	$—
Purchased options (b)	1,089,333,439	2,003,641
Total	$1,313,146,235	$2,003,641

	Fair Value on the Statement of Assets and Liabilities
Liability derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (c)	$92,179,112	$—
Written options (d)	818,690	—
Total	$92,997,802	$—

(a)	Presented as part of unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

(c)	Presented as part of unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

(d)	Presented as part of written options, at fair value in the Statement of Assets and Liabilities.

Effect of derivative instruments trading activities for the six months ended March 31, 2023:

	Realized gain/(loss) recognized on the Statement of Operations
Derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$(124,282,891)	$—
Purchased options (b)	(116,435,477)	2,601,907
Written options (c)	10,133,676	—
Total	$(230,584,692)	$2,601,907

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.

(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.

(c)	Presented as part of net realized gain/(loss) from written options in the Statement of Operations.

	Net change in unrealized gain/(loss) recognized on the Statement of Operations
Derivatives not accounted for as hedging instruments	Equity Risk	Foreign Exchange Risk
Total return swap contracts (a)	$118,918,300	$—
Purchased options (b)	136,003,657	(33,704,186)
Written options (c)	3,617,151	—
Total	$258,539,108	$(33,704,186)

(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.

(b)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.

(c)	Presented as part of net change in unrealized appreciation/depreciation from written options in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2023 are as follows:

Derivatives not accounted for as hedging instruments	Derivative Volume
Total return swap contracts (a)	$344,078,436
Purchased options (b)	919,944,055
Written options (c)	(5,342,614)

(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.

(b)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.

(c)	Average cost basis of the written options at the end of each month of the Fiscal Period.

13. Federal Tax Information

During the year ended September 30, 2022, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

13. Federal Tax Information (continued)

losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2022, the Fund had $176,196,385 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2021 and certain ordinary losses realized after December 31, 2021 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2022, the Fund incurred and elected to defer qualified late-year ordinary loss of $212,106,068 and post-October capital losses of $412,578,858.

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(800,881,311)
Net unrealized appreciation/depreciation:	(38,819,336)
Total	$(839,700,647)

As of March 31, 2023, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$1,955,272,324
Excess of tax cost over value gross depreciation	(691,827,520)
Net unrealized appreciation	$1,263,444,804

Cost of total investments for income tax purposes	$9,305,479,187

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Decrease Paid-in-Capital	Increase Undistributed Net Investment Income/(Loss)	Increase Accumulated Realized Gain/(Loss)
$(145,688,555)	$96,953,594	$48,734,961

During the years ended September 30, 2022, and September 30, 2021, the tax character of the distributions paid by the Fund was $216,849,968 long-term capital gains and $431,164,919 long-term capital gains, respectively.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2018 through 2021, and has concluded that no provision for income tax is required in the Fund’s financial

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

13. Federal Tax Information (continued)

statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2022, the Fund had no deferred tax liability.

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

	Class A	Class A	Class A	Class A	Class A	Class A
	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net asset value per Share, beginning of period	$14.22	$24.72	$25.49	$17.84	$17.06	$16.26
Income from investment operations (a):
Net investment income/(loss)	(0.19)	(0.58)	(0.78)	(2.73)	(0.87)	(0.80)
Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	2.23	(9.52)	1.07	11.03	2.35	1.96
Total income/(loss) from investment operations	2.04	(10.10)	0.29	8.30	1.48	1.16
Distributions to shareholders:
Total distributions to shareholders	—	(0.40)	(1.06)	(0.65)	(0.70)	(0.36)
Net asset value per Share, end of period	$16.26	$14.22	$24.72	$25.49	$17.84	$17.06
Total return—gross (b) (c)	14.35%	(41.51%)	0.95%	57.87%	11.93%	8.81%
Total return—net (b) (c)	14.35%	(41.51%)	0.92%	47.96%	9.60%	7.27%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	5,733,718	5,356,661	9,471,744	7,195,574	3,410,060	2,770,900
Average net assets (dollars in thousands), end of period	5,488,603	7,538,699	9,152,450	4,996,367	3,035,975	2,434,394
Ratio of expenses to average net assets (c)	4.45%	4.08%	3.48%	13.92%	7.29%	6.37%
Ratio of net investment income/(loss) to average net assets (c)	(2.53%)	(3.06%)	(2.98%)	(12.71%)	(5.19%)	(4.73%)
Ratio of incentive fee to average net assets (c)	—%	—%	0.04%	9.73%	2.42%	1.67%
Ratio of expenses without incentive fee to average net assets (c)	4.45%	4.08%	3.44%	4.19%	4.87%	4.70%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (c)	2.41%	2.38%	2.37%	2.38%	2.40%	2.40%
Ratio of net investment income/(loss) without incentive fee to average net assets (c)	(2.53%)	(3.06%)	(2.94%)	(2.98%)	(2.77%)	(3.06%)
Portfolio turnover on investments in securities	74%	159%	107%	149%	94%	125%
Average debt ratio	0.02%	0.20%	0.45%	0.60%	0.32%	0.29%
Average commission rate paid	$0.04	$0.05	$0.05	$0.03	$0.04	$0.04

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

14. Financial Highlights (continued)

	Class W	Class W	Class W	Class W	Class W	Class W
	For the Six Months Ended March 31, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Net asset value per Share, beginning of period	$10.56	$18.33	$19.02	$13.37	$12.89	$12.28
Income from investment operations (a):
Net investment income/(loss)	(0.10)	(0.33)	(0.41)	(1.91)	(0.55)	(0.50)
Net realized and net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	1.66	(7.04)	0.78	8.21	1.73	1.47
Total income/(loss) from investment operations	1.56	(7.37)	0.37	6.30	1.18	0.97
Distributions to shareholders:
Total distributions to shareholders	—	(0.40)	(1.06)	(0.65)	(0.70)	(0.36)
Net asset value per Share, end of period	$12.12	$10.56	$18.33	$19.02	$13.37	$12.89
Total return—gross (b) (c)	14.77%	(41.09%)	1.65%	57.91%	12.52%	9.35%
Total return—net (b) (c)	14.77%	(41.09%)	1.69%	49.08%	10.42%	8.09%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	1,416,719	1,467,291	2,745,394	1,918,949	718,477	481,211
Average net assets (dollars in thousands), end of period	1,465,980	2,170,161	2,603,130	1,189,663	583,106	357,231
Ratio of expenses to average net assets (c)	3.70%	3.32%	2.65%	13.02%	6.44%	5.55%
Ratio of net investment income/(loss) to average net assets (c)	(1.77%)	(2.31%)	(2.15%)	(11.84%)	(4.34%)	(3.89%)
Ratio of incentive fee to average net assets (c)	—%	—%	(0.04%)	9.61%	2.32%	1.58%
Ratio of expenses without incentive fee to average net assets (c)	3.70%	3.32%	2.69%	3.41%	4.12%	3.97%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (c)	1.66%	1.64%	1.62%	1.63%	1.65%	1.65%
Ratio of net investment income/(loss) without incentive fee to average net assets (c)	(1.77%)	(2.31%)	(2.19%)	(2.23%)	(2.02%)	(2.31%)
Portfolio turnover on investments in securities	74%	159%	107%	149%	94%	125%
Average debt ratio	0.02%	0.20%	0.45%	0.60%	0.32%	0.29%
Average commission rate paid	$0.04	$0.05	$0.05	$0.03	$0.04	$0.04

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.

(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

ACAP STRATEGIC FUND

NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2023 (Unaudited) (continued)

15. Subsequent Events

Subsequent to March 31, 2023, and through May 18, 2023, the Fund had proceeds from sales of shares of $21,010,648 and $6,819,981 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND

Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-PORT with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-PORT includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	May 26, 2023

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 26, 2023

* Print the name and title of each signing officer under his or her signature.